Property, Plant and Equipment - Additional Information (Details) (USD $)	12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013	Mar. 31, 2014	Dec. 31, 2015
Property Plant And Equipment [Line Items]
Depreciation and amortization	$ 6,424,813	$ 5,945,077	$ 4,728,005
Cost of goods sold, depreciation and amortization	2,453,883	2,204,282	803,654
Leasehold Improvements
Property Plant And Equipment [Line Items]
Restructuring and Related Cost, Accelerated Depreciation				827,370
Refrigeration Equipment
Property Plant And Equipment [Line Items]
Estimated useful life					9 years
Reduction in refrigeration equipment	(1,800,000)
Refrigeration Equipment | Scenario, Forecast
Property Plant And Equipment [Line Items]
Reduction in refrigeration equipment						(2,000,000)
Refrigeration Equipment | Scenario, Previously Reported
Property Plant And Equipment [Line Items]
Estimated useful life					6 years
Property, Plant and Equipment
Property Plant And Equipment [Line Items]
Depreciation and amortization	$ 6,356,736	$ 5,945,077	$ 4,593,668